Consolidated Statements of Operations (FY) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Rental income	$ 38,903,430	$ 24,544,958
Expenses:
Fees to affiliates	0	3,305,021
General and administrative	10,399,194	2,711,573
Self-management transaction expense	201,920	1,468,913
Depreciation and amortization	17,592,253	9,848,130
Interest expense	11,460,747	7,382,610
Property expenses	6,999,178	4,877,658
Impairment of real estate investment properties	10,267,625	0
Impairment of goodwill and intangible assets (Note 3)	34,572,403	0
Total expenses	91,493,320	29,593,905
Less: Expenses reimbursed/fees waived by Sponsor or affiliates	0	(332,337)
Net expenses	91,493,320	29,261,568
Other operating income:
Gain on real estate investments, net	4,139,749	0
Real estate operating loss	(48,450,141)	(4,716,610)
Other (expense) income:
Lease termination expense (Note10)	(1,039,648)	0
Interest income	4,923	66,570
Income from investments in unconsolidated entities	296,780	234,048
Other, net	46,176	0
Other (expense) income, net	(691,769)	300,618
Net income (loss)	$ (49,141,910)	$ (4,415,992)
Net loss per common share, basic and diluted (In USD Per Share)	$ (6.14)	$ (0.88)
Weighted-average number of shares of common stock outstanding, basic and diluted (In Shares)	8,006,276	5,012,158